Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Capital investment commitment	¥ 86,331
Operating lease term	1 year
Capital Commitment [Member]
Commitments and Contingencies [Line Items]
Capital investment commitment		¥ 86,331